PREPAID EXPENSES AND OTHER CURRENT ASSETS (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
SCHEDULE OF PREPAID EXPENSES AND OTHER CURRENT ASSETS

Prepaid expenses and other current assets consisted of the following:

	June 30, 2024	December 31, 2023
Security deposits	$47,150	$71,300
Prepaid VAT	10,046	7,821
Prepaid professional fees	277,554	43,712
Prepaid insurance	554,675	—
Prepaid other	121,700	78,460
Prepaid expenses and other current assets	$1,011,125	$201,293

Prepaid expenses and other current assets consisted of the following at December 31, 2023 and 2022:

	December 31,
	2023	2022
Security deposits	$71,300	$-
Prepaid VAT	7,821	-
Prepaid legal fees	43,713	-
Prepaid other	78,460	250
Prepaid expenses and other current assets	$201,293	$250